CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0